Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment gross profit	€ 2,591	€ 2,015	€ 1,722
Research and development	(912)	(837)	(615)
Sales and marketing	(1,135)	(1,029)	(826)
General and administrative	(450)	(442)	(354)
Finance income	246	94	275
Finance costs	(91)	(510)	(333)
Income/(loss) before tax	€ 249	€ (709)	€ (131)